Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	€ 89	€ 201
Bank accounts	54,386	53,271
Total	€ 54,475	€ 53,472	€ 48,187